Cover	Jul. 25, 2023
Cover [Abstract]
Entity Registrant Name	Token Communities Ltd.
Entity Central Index Key	0001683252
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Jul. 25, 2023
Entity File Number	000-55489
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	81-3709511
Entity Address Address Line 1	850 Tidewater Shores Loop
Entity Address Address Line 2	Suite 402
Entity Address City Or Town	Bradenton
Entity Address State Or Province	FL
Entity Address Postal Zip Code	34208
City Area Code	631
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	397-1111